DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE

Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2015	2014
Interest rate swaps	1,641	—
Asset Derivatives - Fair Value	1,641	—

(in thousands of $)	2015	2014
Interest rate swaps	1,879	—
Currency swaps	183	—
Bunker derivatives	3,338	—
Liability Derivatives - Fair Value	5,400	—

$0.2 million asset derivatives/interest rate swaps and $1.5 million liability derivatives/bunker derivatives were assumed by us as a result of the Merger.

During 2015, 2014 and 2013, the following were recognized in the consolidated statement of operations:

(in thousands of $)		2015	2014	2013
Interest rate swaps	Interest expense	2,127	—	—
	Unrealized fair value loss	394	—	—
Foreign currency swaps	Unrealized fair value loss	183	—	—
Forward freight agreements	Realized loss	606	—	—
Bunker derivatives	Realized loss	1,776	—	—
	Unrealized fair value loss	1,853	—	—
		6,939	—	—